Loss per Share (Tables)	12 Months Ended
Jun. 30, 2023
Loss Per Share Abstract
Schedule of Loss Per Share
	Consolidated
	30 June 2023	30 June 2022
	$	$

Earnings per share for loss from continuing operations
Loss after income tax attributable to the owners of Advanced Health Intelligence Ltd	(12,827,177)	(20,076,843)
	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings/(loss) per share	184,836,915	153,488,834

Weighted average number of ordinary shares used in calculating diluted earnings/(loss) per share	184,836,915	153,488,834
	Cents	Cents

Basic loss per share	(6.94)	(13.08)
Diluted loss per share	(6.94)	(13.08)